Property, Plant and equipment - Right-of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,628	$ 2,390
Right-of use assets	412	327
Additions to right-of use assets	163	211
Right of use assets acquired	1
Exchange gains	3
Depreciation on right-of-use assets	78	57
Disposals Rights-Of-Use Assets	4
Variable lease expense	40	38	$ 35
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of use assets	153	126
Depreciation on right-of-use assets	52	41
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Right-of use assets	223	164
Depreciation on right-of-use assets	19	10
Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Right-of use assets	36	37
Depreciation on right-of-use assets	$ 7	$ 6